Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Total debt (gross)	$ (2,717,707)	$ (2,805,037)
Subtotal (excluding lessor VIE debt)	(2,537,500)	(2,575,000)
Less: Deferred financing costs	42,288	47,013
Total debt, net of deferred financing costs	(2,675,419)	(2,758,024)
Current portion of long-term debt and short-term debt	(251,499)
Long-term debt	(2,423,920)	(2,456,822)
Total	(2,675,419)
Variable Interest Entity
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(179,839)
Long-term debt	0
Total	(179,839)
Golar
Debt Instrument [Line Items]
Current portion of long-term debt and short-term debt	(71,660)
Long-term debt	(2,423,920)
Total	(2,495,580)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(1,162,500)	(1,200,000)
2025 Convertible Bonds | Convertible Debt
Debt Instrument [Line Items]
Total debt (gross)	(575,000)	(575,000)
2025 Senior Unsecured Notes | Unsecured Debt
Debt Instrument [Line Items]
Total debt (gross)	(500,000)	(500,000)
2024 Unsecured Bonds | Unsecured Debt
Debt Instrument [Line Items]
Total debt (gross)	(300,000)	(300,000)
CSSC VIE debt- Hilli Facility | Variable Interest Entity
Debt Instrument [Line Items]
Contractual obligation	492,800
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	$ (180,207)	$ (230,037)